Financial Instruments by Category (Tables)	12 Months Ended
Dec. 31, 2025
Financial Instruments by Category [Abstract]
Schedule of Categories of Financial Instruments

The carrying amounts of each of the categories of financial instruments as at the end of each reporting period are as follows:

	Financial assets at fair value through profit or loss	Financial assets at amortized cost	Total
	RMB	RMB	RMB

Financial assets included in prepayments, other receivables and other assets	-	9,846	9,846
Cash and bank balances	-	1,261,211	1,261,211
Trade receivables	-	83,143	83,143
Financial assets at FVTPL	1,141	-	1,141
Financial assets included in other non-current assets	-	2,439	2,439

Total	1,141	1,356,639	1,357,780

Financial liabilities

	Financial liabilities at fair value through profit or loss	Financial liabilities at amortized cost	Total
	RMB	RMB	RMB

Interest-bearing bank and other borrowings (current and non-current portions)	-	1,668,497	1,668,497
Trade payables	-	91,966	91,966
Financial liabilities included in other payables and accruals	-	103,014	103,014
Other non-current liabilities	-	6,274	6,274

Total	-	1,869,751	1,869,751

Financial assets

	Financial assets at fair value through profit or loss	Financial assets at amortized cost	Total	Total
	RMB	RMB	RMB	US$

Financial assets included in prepayments, other receivables and other assets	-	3,609	3,609	516
Cash and bank balances	-	2,470,085	2,470,085	353,217
Trade receivables	-	252,938	252,938	36,170
Financial assets at FVTPL	4,000	-	4,000	572
Financial assets included in other non-current assets	-	690	690	99

Total	4,000	2,727,322	2,731,322	390,574

Financial liabilities

	Financial liabilities at fair value through profit or loss	Financial liabilities at amortized cost	Total	Total
	RMB	RMB	RMB	US$

Interest-bearing bank and other borrowings (current and non-current portions)	-	1,979,719	1,979,719	283,096
Trade payables	-	106,740	106,740	15,264
Financial liabilities included in other payables and accruals	1,968	138,482	140,450	20,084
Other non-current liabilities	6,374	5,657	12,031	1,720

Total	8,342	2,230,598	2,238,940	320,164